Ordinary shares and treasury shares	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Ordinary shares and treasury shares	Ordinary shares and treasury shares
As noted in Note 1(b), following the Merger, the Company’s Articles were amended. As such, the shares and corresponding capital amounts and earnings per share prior to the Merger have been retroactively recast.
The new authorized shares of the Company is US$50,000 divided into 10,000,000,000 shares comprising of (i) 8,000,000,000 Class A Ordinary Shares with par value of US$0.000005 each, (ii) 1,000,000,000 Class B Ordinary Shares with par value of US$0.000005 each, and (iii) 1,000,000,000 shares with par value of US$0.000005 each of such class or classes (however designated) as the Board of Directors may determine in accordance with the Articles. The numbers of shares issued and outstanding as of December 31, 2022 were 288,434,474 Class A Ordinary Shares and 48,960,916 Class B Ordinary Shares.

As noted in Note 22, in 2023, the Company issued 554,575 Class A Ordinary Shares for the 2022 Share Incentive Plan. The numbers of shares outstanding as of December 31, 2023 were 288,989,049 Class A Ordinary Shares and 48,960,916 Class B Ordinary Shares.

In 2024, the Company issued 7,180,061 Class A Ordinary Shares for the 2022 Share Incentive Plan.

On July 15, 2024, the Company received a written notice from a shareholder relating to the surrender of 4,500,000 Class A ordinary shares of the Company by that shareholder for no consideration. These surrendered shares were designated and held in the name of the Company as treasury shares.
In December 2024, the Group kicked-off a share repurchase program under which the Company may repurchase up to US$20,000,000 of its ordinary shares until the close of business on September 30, 2025.
The Company’s proposed repurchases may be made from time to time in the open market at prevailing market prices, in privately negotiated transactions, in block trades and/or through other legally permissible means, depending on market conditions and in accordance with applicable rules and regulations. During December 2024, the Company repurchased 503,000 shares in the open market for a total consideration of US$1,019 (equivalent to RMB7,435) which are reported a treasury shares on the consolidated balance sheets.

The numbers of shares outstanding as of December 31, 2024 were 291,166,110 Class A Ordinary Shares and 48,960,916 Class B Ordinary Shares.